Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ 293	$ (114)
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	50,186	25,449
Defined benefit obligation from unfunded plans	571	363
Surplus / (deficit)	9,860	7,834
Net defined benefit asset / (liability)	466	(14)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	44,922	22,272
Defined benefit obligation from unfunded plans	0	0
Plan assets	54,404	30,119
Surplus / (deficit)	9,482	7,848
Net defined benefit asset / (liability)	88	0
UK defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	3,467	2,166
Defined benefit obligation from unfunded plans	0	0
Plan assets	4,364	2,488
Surplus / (deficit)	897	321
Net defined benefit asset / (liability)	897	321
US and German defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	1,797	1,011
Defined benefit obligation from unfunded plans	571	363
Plan assets	1,849	1,039
Surplus / (deficit)	(519)	(335)
Net defined benefit asset / (liability)	$ (519)	$ (335)